Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Cash Flows from Operating Activities:
Net income	$ 607,928	$ 175,170
Depreciation of property and equipment	14,805	50,879
Allowance for expected credit loss	70,790	103,552
Amortization of right-of-use assets	62,720	26,092
Amortization of intangible assets	520	506
Changes in operating assets and liabilities:
Accounts receivable	(4,402,222)	8,324
Inventories	4,306,662	(5,247)
Prepayments and other current assets	(3,937,778)	951,385
Other current assets and other receivables	379,312	(402,681)
Amount due from related party	(345,263)	(5,569)
Deferred tax assets	(44,211)	(960,210)
Operating lease-right of use assets	(90,839)	(1,451)
Deferred financing cost		(938,993)
Other current liabilities	718,751	75,276
Accounts payable	(353,836)	328,826
Income tax payable	(161,762)	42,114
Contract liabilities	1,897,767	(48,136)
Amount due to related party		1,447,089
Net cash (used in)/provided by operating activities	(1,276,656)	846,926
Cash Flows from Investing Activities:
Purchases of property and equipment		(53,810)
Net cash used in investing activities		(53,810)
Cash Flows from Financing Activities:
Proceeds from bank borrowings	3,095,095	124,609
Proceeds from third party borrowings	62,000
Repayments of borrowings to third parties	(207,359)	(255,316)
Repayment of bank borrowings	(1,723,796)	(650,735)
Net cash provided by/ (used in) financing activities	1,225,940	(781,442)
Effect of Exchange Rate Changes on Cash	2,599	(492)
Net (decrease)/Increase in cash	(48,117)	11,182
Cash, Beginning of Year	122,381	174,825
Cash, End of Year	74,264	186,007
Supplemental disclosure of cash flow information:
Cash paid for income tax	118,187	10,959
Cash paid for interest	86,333	29,403
Supplemental disclosure of non-cash flow information:
Right-of-use assets obtained in exchange for operating lease obligation	$ 113,441	$ 56,398